Basis of Presentation, Organization, Recent Accounting Pronouncements and Going Concern (Details Narrative) - USD ($)	May 31, 2016	Aug. 31, 2015	May 31, 2015	Aug. 31, 2014
Organization And Going Concern Details Narrative
Accumulated deficit	$ (34,271,931)	$ (29,039,014)
Cash and cash equivalents	$ 123,541	$ 228,465	$ 69,169	$ 785,237